					        File Number: 333-129005
                                       Filed Pursuant to Rule 497(e) of
                                             the Securities Act of 1933


                                                                    May 27, 2016


                       PIONEER ABSOLUTE RETURN BOND FUND


SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, EACH DATED
                               DECEMBER 31, 2015
The trustees of the fund have authorized the liquidation of the fund. It is anticipated that the fund will be liquidated on or about July 8, 2016 (the "Liquidation Date"). The fund will discontinue accepting requests to purchase shares or process exchanges into the fund effective as of May 31, 2016. Shares purchased through any dividend reinvestment will continue to be processed up to the Liquidation Date. The fund also may accept additional investments from established employer-sponsored retirement plans up to the Liquidation Date.

Prior to the fund's liquidation, all or a substantial portion of the fund's assets may be invested in cash, cash equivalents and debt securities with remaining maturities of less than one year. When invested in such instruments in anticipation of the liquidation, the fund may not be able to achieve its investment objectives.

Shareholders can redeem their shares of the fund at any time prior to liquidation.

Shareholders may also exchange their fund shares for shares of the same class of any other Pioneer fund that offers that class, subject to any restrictions set forth under "Buying, exchanging and selling shares" in the Prospectus. Any shares of the fund outstanding on the Liquidation Date will be redeemed automatically as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after the fund has paid or provided for all of its charges, taxes, expenses and liabilities. Any liquidating distribution due to the fund's shareholders will be distributed by the mailing of a check to each such person at such person's address of record.

The liquidation of the fund may result in income tax liabilities for the fund's shareholders. The automatic redemption of the fund's shares on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes.

If you hold fund shares through an individual retirement account, you can arrange to have such shares exchanged for shares of another Pioneer fund prior to July 8, 2016. Alternatively, if you receive a check representing your investment in the fund, it will be treated as a distribution from your individual retirement account. You may be eligible to roll over your distribution, within 60 days after you receive it, into another individual retirement account. However, rollovers are subject to certain limitations, including as to frequency. You should consult with your tax adviser concerning the tax implications of a distribution for you, your eligibility to roll over a distribution, and the procedures applicable to such rollovers.






                                                                   29499-00-0516
                                 (Copyright)2016 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                    May 27, 2016


                          PIONEER LONG/SHORT BOND FUND


SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, EACH DATED
                               DECEMBER 31, 2015
The trustees of the fund have authorized the liquidation of the fund. It is anticipated that the fund will be liquidated on or about July 29, 2016 (the "Liquidation Date"). The fund will discontinue accepting requests to purchase shares or process exchanges into the fund effective as of May 31, 2016. Shares purchased through any dividend reinvestment will continue to be processed up to the Liquidation Date. The fund also may accept additional investments from established employer-sponsored retirement plans up to the Liquidation Date.

Prior to the fund's liquidation, all or a substantial portion of the fund's assets may be invested in cash, cash equivalents and debt securities with remaining maturities of less than one year. When invested in such instruments in anticipation of the liquidation, the fund may not be able to achieve its investment objectives.

Shareholders can redeem their shares of the fund at any time prior to liquidation.

Shareholders may also exchange their fund shares for shares of the same class of any other Pioneer fund that offers that class, subject to any restrictions set forth under "Buying, exchanging and selling shares" in the Prospectus. Any shares of the fund outstanding on the Liquidation Date will be redeemed automatically as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after the fund has paid or provided for all of its charges, taxes, expenses and liabilities. Any liquidating distribution due to the fund's shareholders will be distributed by the mailing of a check to each such person at such person's address of record.

The liquidation of the fund may result in income tax liabilities for the fund's shareholders. The automatic redemption of the fund's shares on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes.

If you hold fund shares through an individual retirement account, you can arrange to have such shares exchanged for shares of another Pioneer fund prior to July 29, 2016. Alternatively, if you receive a check representing your investment in the fund, it will be treated as a distribution from your individual retirement account. You may be eligible to roll over your distribution, within 60 days after you receive it, into another individual retirement account. However, rollovers are subject to certain limitations, including as to frequency. You should consult with your tax adviser concerning the tax implications of a distribution for you, your eligibility to roll over a distribution, and the procedures applicable to such rollovers.


FUND SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Kevin Choy, Vice President at Pioneer (portfolio
                       manager of the fund since May 2016)

MANAGEMENT
The following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of Kevin Choy. Mr. Choy is a Vice President at Pioneer. Mr. Choy joined Pioneer in 2015 as a member of the U.S. fixed income team and has eleven years of investment experience. Prior to joining Pioneer, Mr. Choy spent six years at Hartford Investment Management as a Senior Analyst with a focus on evaluating credits across a range of sectors. Mr. Choy has served as a portfolio manager of the fund since May 2016.










                                                                   29498-00-0516
                                 (Copyright)2016 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                    May 27, 2016


                  PIONEER LONG/SHORT OPPORTUNISTIC CREDIT FUND


SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, EACH DATED
                               DECEMBER 31, 2015
The trustees of the fund have authorized the liquidation of the fund. It is anticipated that the fund will be liquidated on or about July 29, 2016 (the "Liquidation Date"). The fund will discontinue accepting requests to purchase shares or process exchanges into the fund effective as of May 31, 2016. Shares purchased through any dividend reinvestment will continue to be processed up to the Liquidation Date. The fund also may accept additional investments from established employer-sponsored retirement plans up to the Liquidation Date.

Prior to the fund's liquidation, all or a substantial portion of the fund's assets may be invested in cash, cash equivalents and debt securities with remaining maturities of less than one year. When invested in such instruments in anticipation of the liquidation, the fund may not be able to achieve its investment objectives.

Shareholders can redeem their shares of the fund at any time prior to liquidation.

Shareholders may also exchange their fund shares for shares of the same class of any other Pioneer fund that offers that class, subject to any restrictions set forth under "Buying, exchanging and selling shares" in the Prospectus. Any shares of the fund outstanding on the Liquidation Date will be redeemed automatically as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after the fund has paid or provided for all of its charges, taxes, expenses and liabilities. Any liquidating distribution due to the fund's shareholders will be distributed by the mailing of a check to each such person at such person's address of record.

The liquidation of the fund may result in income tax liabilities for the fund's shareholders. The automatic redemption of the fund's shares on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes.

If you hold fund shares through an individual retirement account, you can arrange to have such shares exchanged for shares of another Pioneer fund prior to July 29, 2016. Alternatively, if you receive a check representing your investment in the fund, it will be treated as a distribution from your individual retirement account. You may be eligible to roll over your distribution, within 60 days after you receive it, into another individual retirement account. However, rollovers are subject to certain limitations, including as to frequency. You should consult with your tax adviser concerning the tax implications of a distribution for you, your eligibility to roll over a distribution, and the procedures applicable to such rollovers.


FUND SUMMARY
The following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Kevin Choy, Vice President at Pioneer (portfolio
                       manager of the fund since May 2016)

MANAGEMENT
The following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of Kevin Choy. Mr. Choy is a Vice President at Pioneer. Mr. Choy joined Pioneer in 2015 as a member of the U.S. fixed income team and has eleven years of investment experience. Prior to joining Pioneer, Mr. Choy spent six years at Hartford Investment Management as a Senior Analyst with a focus on evaluating credits across a range of sectors. Mr. Choy has served as a portfolio manager of the fund since May 2016.










                                                                   29497-00-0516
                                 (Copyright)2016 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC